SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 2,512,056	$ 2,498,076	$ 2,442,154
Notes Payable [Member]
Debt Instrument [Line Items]
Note payable GE	1,200,000	1,200,000	1,200,000
Accrued transition services	972,233	972,233	972,233
Accrued Interest	339,823	325,843	269,921
Total	$ 2,512,056	$ 2,498,076	$ 2,442,154